OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2020	2019

Prepaid expenses	$38	$113
Income receivable	442	257
Others	89	258

	$569	$628